Lines of Credit Payable (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Lines of Credit Payable	$ 40,225,365	$ 34,799,982
Due To Casino Operators [Member]
Lines of Credit Payable	$ 40,225,365	$ 34,799,982